Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000253738 | 26377
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253738 | 27131
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253738 | 25909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253738 | 27133
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253738 | 28755
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253738 | 29444
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253738 | 27525
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253738 | 27097
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253738 | 27964
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253738 | 25707
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253738 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000253738 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253738 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000066393 | Attijariwafa Bank SA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066393 | Endeavour Mining PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066393 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066393 | Naspers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000066393 | FirstRand Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066393 | Ivanhoe Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066393 | Banque Centrale Populaire
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066393 | Safaricom PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066393 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066393 | Standard Bank Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066393 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000066393 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000066393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000066393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000051120 | Bayer AG
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000051120 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051120 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051120 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051120 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000051120 | Archer-Daniels-Midland Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051120 | Kubota Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051120 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051120 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051120 | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000051120 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000051120 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000051120 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000051120 | Materials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000051120 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102898 | Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000102898 | Blue Owl Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102898 | Blackstone Secured Lending Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102898 | Main Street Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000102898 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102898 | Golub Capital BDC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102898 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102898 | Blue Owl Technology Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102898 | Sixth Street Specialty Lending, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102898 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102898 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000102898 | Financials
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000076451 | Alupar Investimento SA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076451 | Cyrela Brazil Realty SA Empreendimentos e Participacoes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076451 | Cury Construtora e Incorporadora SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076451 | Brava Energia SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076451 | Cia De Saneamento do Parana Sanepar
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076451 | Fleury SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076451 | Direcional Engenharia SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076451 | Usinas Siderurgicas de Minas Gerais SA Usiminas
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076451 | Marcopolo SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076451 | Orizon Valorizacao de Residuos SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076451 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000076451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000076451 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076451 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000076451 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000076451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000076451 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076451 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000076451 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146000 | 29145
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146000 | 29380
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146000 | 27444
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000146000 | 22499
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146000 | 18038
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146000 | 28865
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146000 | 26983
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146000 | 26402
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146000 | 23876
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146000 | 24156
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146000 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000146000 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000146000 | Government
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000276248 | Cambricon Technologies Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000276248 | Hygon Information Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000276248 | Eoptolink Technology, Inc. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000276248 | GigaDevice Semiconductor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000276248 | Advanced Micro-Fabrication Equipment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000276248 | NAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000276248 | Suzhou Dongshan Precision Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000276248 | Montage Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000276248 | Biwin Storage Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000276248 | Yuanjie Semiconductor Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000276248 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000276248 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000138289 | Eoptolink Technology, Inc. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000138289 | Zhongji Innolight Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000138289 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000138289 | East Money Information Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138289 | Sungrow Power Supply Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000138289 | Victory Giant Technology Huizhou Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138289 | Chaozhou Three-Circle Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138289 | Suzhou TFC Optical Communication Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000138289 | Shenzhen Longsys Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138289 | Hangzhou Chang Chuan Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138289 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000138289 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000138289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000236336 | 26377
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236336 | 27525
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236336 | 27097
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236336 | 25707
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236336 | 28609
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236336 | 28233
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236336 | 28448
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236336 | 28610
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236336 | 25636
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236336 | 27568
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236336 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000236336 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000236336 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000240390 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240390 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000240390 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232971 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000232971 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000232971 | Eternal Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000232971 | Jio Financial Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000232971 | PB Fintech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232971 | FSN E-Commerce Ventures Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232971 | Indus Towers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232971 | Swiggy Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232971 | One 97 Communications Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232971 | Vodafone Idea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232971 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000232971 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232971 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000232971 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000232971 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000232971 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000232971 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024980 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024980 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024980 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024980 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024980 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024980 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024980 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024980 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024980 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024980 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024980 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024980 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024980 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024980 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024980 | Silver
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024980 | Gold
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000231316 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231316 | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231316 | Grupo Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231316 | Teck Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231316 | Antofagasta PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231316 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231316 | Boliden AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231316 | Lundin Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231316 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231316 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231316 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000231316 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000231316 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231316 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231316 | Specialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231316 | Copper
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000082390 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082390 | BSE Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000082390 | Trent Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082390 | Hindustan Aeronautics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082390 | Eicher Motors Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082390 | State Bank of India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082390 | Polycab India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082390 | Bharat Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082390 | Suzlon Energy Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082390 | Hero MotoCorp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082390 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000082390 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000082390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000082390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000082390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000082390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000082390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070695 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000070695 | Bank Rakyat Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000070695 | Bank Mandiri Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000070695 | Telkom Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000070695 | Astra International Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070695 | Jardine Matheson Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000070695 | Barito Renewables Energy Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070695 | Amman Mineral Internasional PT
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000070695 | Bank Negara Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070695 | Barito Pacific Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070695 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000070695 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000070695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000070695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000070695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000070695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000070695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000070695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000070695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000070695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102897 | 26603
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102897 | 14294
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102897 | 29445
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 8374
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 29552
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 15956
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 18055
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 26605
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 27524
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 22230
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102897 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000102897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000102897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000102897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102897 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102897 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102897 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000102897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000127738 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000127738 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127738 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127738 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127738 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127738 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127738 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127738 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127738 | Phoenix Financial Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127738 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127738 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000127738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000127738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000127738 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088891 | 12617
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088891 | 1788
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 4512
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 199
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 187
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 4536
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 8424
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 224
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088891 | 25742
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088891 | 190
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088891 | Government
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000081187 | Endeavour Mining PLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081187 | Evolution Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081187 | Equinox Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081187 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081187 | Coeur Mining, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081187 | Industrias Penoles SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081187 | First Majestic Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081187 | Hecla Mining Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081187 | IAMGOLD Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081187 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081187 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081187 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081187 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081187 | Silver
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081187 | Gold
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000047031 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047031 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000047031 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047031 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000047031 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047031 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047031 | Vestas Wind Systems A/S
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047031 | BYD Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047031 | Samsung SDI Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047031 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047031 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047031 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000047031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000047031 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047031 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000047031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000102386 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000102386 | AGNC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000102386 | Starwood Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000102386 | Rithm Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102386 | Dynex Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102386 | ARMOUR Residential REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102386 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102386 | Orchid Island Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102386 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102386 | Two Harbors Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102386 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102386 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000272138 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000272138 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272138 | Oversea-Chinese Banking Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272138 | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272138 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272138 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272138 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272138 | Barclays PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272138 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272138 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272138 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000272138 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000272138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000272138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000272138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000272138 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000272138 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000272138 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000272138 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000272138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000272138 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064328 | Bayer AG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064328 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064328 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064328 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064328 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064328 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064328 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064328 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064328 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064328 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064328 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064328 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064328 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064328 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000064328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000064328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000064328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244874 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244874 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244874 | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244874 | SL Green Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244874 | Kilroy Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244874 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244874 | Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244874 | Douglas Emmett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244874 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244874 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244874 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244874 | Equity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000158570 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158570 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158570 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158570 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158570 | Neste Oyj
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158570 | ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158570 | ENEOS Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158570 | HF Sinclair Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158570 | Galp Energia SGPS SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158570 | OMV AG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158570 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000105866 | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000105866 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000105866 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105866 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105866 | Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105866 | Tenaris SA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105866 | Weatherford International PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105866 | Transocean Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105866 | Noble Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105866 | Liberty Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105866 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000105866 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000105866 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000114511 | 27214
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114511 | 25043
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000114511 | 29665
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114511 | 29775
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114511 | 28730
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114511 | 29614
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114511 | 24452
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114511 | 23254
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114511 | 25868
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114511 | 28829
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114511 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114511 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114511 | Healthcare Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114511 | Automobiles & Auto Parts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114511 | Healthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114511 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114511 | Food & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114511 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114511 | Multiline Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114511 | Computers Phones & Household Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114511 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000114511 | Residential & Commercial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000114511 | Software & IT Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000114511 | Electric Utilities & IPPs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000114511 | Telecommunications Services
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000092114 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000092114 | Xiamen Tungsten Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000092114 | China Northern Rare Earth Group High-Tech Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000092114 | PLS Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000092114 | Lynas Rare Earths Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000092114 | MP Materials Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092114 | Jinduicheng Molybdenum Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092114 | Sociedad Quimica y Minera de Chile SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092114 | Almonty Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092114 | Shenghe Resources Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092114 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000047032 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000047032 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000098930 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000098930 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	110.00%
C000037682 | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037682 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000037682 | Vale SA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000037682 | Nucor Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037682 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037682 | Rio Tinto Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037682 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037682 | Nippon Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037682 | Fortescue Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037682 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037682 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000037682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000051121 | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000051121 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000051121 | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051121 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051121 | Fortum Oyj
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051121 | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000051121 | Centrus Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051121 | Uranium Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051121 | NexGen Energy Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051121 | Denison Mines Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051121 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000051121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000051121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000051121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000066397 | Vingroup JSC
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066397 | Vinhomes JSC
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000066397 | Masan Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066397 | Masan Consumer Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066397 | Bank for Foreign Trade of Vietnam JSC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066397 | Hoa Phat Group JSC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066397 | Vietnam Dairy Products JSC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066397 | SSI Securities Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066397 | VPS Securities JSC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066397 | VIX Securities JSC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066397 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066397 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000066397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000066397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000066397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.70%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%